Note 15 - Equity Incentive Plans - Stock Options Outstanding (Details)	12 Months Ended
Jun. 30, 2024 $ / shares shares
Number of options outstanding (in shares) | shares	146,539
Weighted average exercise price, options outstanding (in dollars per share)	$ 6.18
Weighted average remaining contractual life of options outstanding (Year)	8 years 9 months 18 days
Number of options exercisable (in shares) | shares	25,068
Weighted average exercise price, exercisable (in dollars per share)	$ 225.74
Exercise Price Range One [Member]
Upper Range Limit (in dollars per share)	$ 1.73
Number of options outstanding (in shares) | shares	102,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 1.73
Weighted average remaining contractual life of options outstanding (Year)	9 years 1 month 6 days
Number of options exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in dollars per share)	$ 0
Exercise Price Range Two [Member]
Upper Range Limit (in dollars per share)	$ 2.53
Number of options outstanding (in shares) | shares	1,500
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.53
Weighted average remaining contractual life of options outstanding (Year)	9 years 7 months 6 days
Number of options exercisable (in shares) | shares	0
Weighted average exercise price, exercisable (in dollars per share)	$ 0
Exercise Price Range Three [Member]
Upper Range Limit (in dollars per share)	$ 290
Number of options outstanding (in shares) | shares	43,039
Weighted average exercise price, options outstanding (in dollars per share)	$ 16.85
Weighted average remaining contractual life of options outstanding (Year)	8 years 1 month 6 days
Number of options exercisable (in shares) | shares	25,068
Weighted average exercise price, exercisable (in dollars per share)	$ 225.74
Lower Range Limit (in dollars per share)	$ 4